Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding Stock Options [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Outstanding Stock Options, Outstanding at Beginning balance	5,475,283	5,178,276	5,178,276	4,276,480
Outstanding Stock Options, Authorized
Outstanding Stock Options, Options granted	32,000	140,000	1,134,542	1,446,350
Outstanding Stock Options, Options exercised	(438,917)	(297,850)	(461,290)	(68,679)
Outstanding Stock Options, Awards forfeited or cancelled	(28,855)	(94,272)	(376,245)	(475,875)
Outstanding Stock Options, Outstanding at Ending balance	5,039,511	4,926,154	5,475,283	5,178,276
Outstanding Stock Options, Options exercisable	3,050,249		3,322,160
Weighted Average Exercise Price Per Share [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Weighted Average Exercise Price Per Share, Outstanding at Beginning balance	19.19	13.23	13.23
Weighted Average Exercise Price Per Share, Authorized (in Dollars per share)
Weighted Average Exercise Price Per Share, Options granted (in Dollars per share)	50.07	20.37	40.1	19.98
Weighted Average Exercise Price Per Share, Options exercised (in Dollars per share)	5.66	4.02	5.34	2.82
Weighted Average Exercise Price Per Share, Awards forfeited or cancelled (in Dollars per share)	$ 26.71	$ 17.38	$ 17.35	$ 13.76
Weighted Average Exercise Price Per Share, Outstanding at Ending balance	20.52	13.91	19.19	13.23
Weighted Average Exercise Price Per Share, Options exercisable (in Dollars per share)	$ 13.52		$ 12.23
Weighted Average Remaining Contractual Term (Years) [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Weighted Average Remaining Contractual Term (Years), Outstanding at Beginning balance	6 years 9 months 10 days	6 years 9 months		6 years 5 months 8 days
Weighted Average Remaining Contractual Term (Years), Outstanding at Ending balance	7 years 10 days	6 years 10 months 6 days	6 years 9 months 10 days	6 years 9 months
Weighted Average Remaining Contractual Term (Years), Options exercisable	5 years 10 months 24 days		5 years 3 months 25 days
Average Intrinsic Value [Member]
Stock Incentive Plan (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Average Intrinsic Value, Outstanding at Beginning balance (in Dollars)	$ 168,923	$ 36,987	$ 168,923	$ 36,987	$ 33,785
Average Intrinsic Value, Authorized (in Dollars)
Average Intrinsic Value, Options granted (in Dollars)
Average Intrinsic Value, Options exercised (in Dollars)	19,420	7,133	9,667	1,138
Average Intrinsic Value, Awards forfeited or cancelled (in Dollars)
Average Intrinsic Value, Outstanding at Ending balance (in Dollars)	169,930	$ 69,274
Average Intrinsic Value, Options exercisable (in Dollars)	$ 124,137		$ 125,517